SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes	$ 820.8	$ 719.0	$ 842.4
Parent Company
Income taxes	800.0	705.0	815.0
Interest	$ 264.9	$ 228.9	$ 223.9